Property and Equipment by Asset Category (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Property, Plant and Equipment [Line Items]
Land and premises	₨ 17,992.1	$ 276.4	₨ 16,987.3
Software and systems	24,554.4	377.1	22,004.6
Equipment and furniture	64,927.1	997.2	60,004.5
Property and equipment, at cost	107,473.6	1,650.7	98,996.4
Less: Accumulated depreciation	68,505.5	1,052.2	60,027.1
Property and equipment, net	₨ 38,968.1	$ 598.5	₨ 38,969.3